Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Revenues (note 3)	$ 320,353,000	$ 396,517,000	$ 1,004,914,000	$ 1,453,376,000
Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	57,886,000	77,342,000	174,707,000	257,717,000
Time charters
Disaggregation of Revenue [Line Items]
Revenues (note 3)	140,547,000	182,330,000	455,384,000	508,242,000
Voyage charters
Disaggregation of Revenue [Line Items]
Revenues (note 3)	116,818,000	135,801,000	362,602,000	678,905,000
FPSO contracts
Disaggregation of Revenue [Line Items]
Revenues (note 3)	12,030,000	16,245,000	35,137,000	90,965,000
Management fees and other
Disaggregation of Revenue [Line Items]
Revenues (note 3)	50,958,000	62,141,000	151,791,000	175,264,000
Lease revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues (note 3)	263,407,000	329,003,000	836,295,000	1,263,202,000
Operating Leases, Income Statement, Lease Revenue	241,904,000	305,321,000	772,648,000	1,181,911,000
Sales-type and Direct Financing Leases, Interest Income	12,348,000	12,952,000	37,170,000	38,495,000
Operating Lease, Variable Lease Income	9,155,000	10,730,000	26,477,000	37,578,000
Variable Lease, Payment	0	0	0	5,218,000
Non-lease
Disaggregation of Revenue [Line Items]
Revenues (note 3)	5,988,000	5,373,000	16,828,000	14,910,000
Non-lease revenue and management fee revenue
Disaggregation of Revenue [Line Items]
Revenues (note 3)	56,946,000	67,514,000	168,619,000	190,174,000
Operating Segments | Liquefied Gas Carriers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues (note 3)	146,577,000	148,935,000	448,148,000	437,027,000
Operating Segments | Conventional Tankers | Teekay Tankers
Disaggregation of Revenue [Line Items]
Revenues (note 3)	115,890,000	170,240,000	382,059,000	758,632,000
Operating Segments | Offshore Production | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	12,030,000	16,245,000	35,137,000	90,965,000
Operating Segments | Other Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	45,856,000	61,097,000	139,570,000	166,752,000
Operating Segments | Time charters | Liquefied Gas Carriers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues (note 3)	134,450,000	136,203,000	411,682,000	402,509,000
Operating Segments | Time charters | Conventional Tankers | Teekay Tankers
Disaggregation of Revenue [Line Items]
Revenues (note 3)	6,097,000	42,180,000	41,447,000	92,733,000
Operating Segments | Time charters | Offshore Production | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	0	0	0	0
Operating Segments | Time charters | Other Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	0	3,947,000	2,255,000	13,000,000
Operating Segments | Voyage charters | Liquefied Gas Carriers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues (note 3)	9,739,000	9,982,000	29,324,000	27,682,000
Operating Segments | Voyage charters | Conventional Tankers | Teekay Tankers
Disaggregation of Revenue [Line Items]
Revenues (note 3)	107,079,000	125,819,000	333,278,000	651,223,000
Operating Segments | Voyage charters | Offshore Production | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	0	0	0	0
Operating Segments | Voyage charters | Other Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	0	0	0	0
Operating Segments | FPSO contracts | Liquefied Gas Carriers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues (note 3)	0	0	0	0
Operating Segments | FPSO contracts | Conventional Tankers | Teekay Tankers
Disaggregation of Revenue [Line Items]
Revenues (note 3)	0	0	0	0
Operating Segments | FPSO contracts | Offshore Production | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	12,030,000	16,245,000	35,137,000	90,965,000
Operating Segments | FPSO contracts | Other Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	0	0	0	0
Operating Segments | Management fees and other | Liquefied Gas Carriers | Teekay LNG
Disaggregation of Revenue [Line Items]
Revenues (note 3)	2,388,000	2,750,000	7,142,000	6,836,000
Operating Segments | Management fees and other | Conventional Tankers | Teekay Tankers
Disaggregation of Revenue [Line Items]
Revenues (note 3)	2,714,000	2,241,000	7,334,000	14,676,000
Operating Segments | Management fees and other | Offshore Production | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	0	0	0	0
Operating Segments | Management fees and other | Other Segments | Teekay Parent
Disaggregation of Revenue [Line Items]
Revenues (note 3)	$ 45,856,000	$ 57,150,000	$ 137,315,000	$ 153,752,000